INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	$ 55,980	$ 66,431
Classes of intangible Assets, Gross	230,158	232,484
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(174,178)	(166,053)
Intangible assets under development (IT programs) [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	1,025	2,793
Classes of intangible Assets, Gross	1,025	2,793
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	17,866	21,234
Classes of intangible Assets, Gross	127,944	124,794
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(110,078)	(103,560)
Water rights [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	4,338	4,999
Classes of intangible Assets, Gross	4,338	4,999
Customer relationship [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	14,367	19,457
Classes of intangible Assets, Gross	73,888	75,337
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(59,521)	(55,880)
Other identifiable intangible assets [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	18,384	17,948
Classes of intangible Assets, Gross	22,963	24,561
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	$ (4,579)	$ (6,613)